Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accounts Receivable, Net [Line Items]
Allowance for expected credit losses
Accounts receivable, net	9,249,046	1,563,289
Third Parties [Member]
Schedule of Accounts Receivable, Net [Line Items]
Accounts receivable from third parties	$ 9,249,046	$ 1,563,289